Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF

Portfolio of Investments
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities 10 .0%
Uniform Mortgage-Backed Security, TBA
(a)
08/01/2041 4.000% 2,474,000 2,369,523
08/01/2041 4.500% 6,231,300 6,086,585
08/01/2041 5.000% 6,339,000 6,307,770
08/01/2041 5.500% 3,576,400 3,612,969
08/01/2041
6.000% 1,181,000 1,207,654
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 19,705,418 ) 19,584,501
Corporate Bonds 53 .4%
Advertising 0.2%
Lamar Media Corp.
02/15/2028 3.750% 225,000 220,286
02/15/2030 4.000% 40,000 38,161
Omnicom Group, Inc.
06/01/2030 4.200% 100,000 97,193
Total 355,640
Aerospace & Defense 1.4%
AAR Escrow Issuer LLC
(b)
03/15/2029 6.750% 170,000 173,875
Boeing Co.
05/01/2030 5.150% 550,000 552,877
Bombardier, Inc.
(b)
11/15/2030 8.750% 100,000 105,409
Hexcel Corp.
05/15/2031 4.900% 100,000 98,674
Howmet Aerospace, Inc.
01/15/2029 3.000% 100,000 96,051
L3Harris Technologies, Inc.
06/01/2029 5.050% 25,000 25,176
07/31/2033 5.400% 100,000 100,549
Northrop Grumman Corp.
07/15/2030 4.650% 100,000 99,270
RTX Corp.
11/16/2028 4.125% 415,000 410,607
Spirit AeroSystems, Inc.
06/15/2028 4.600% 100,000 99,496
TransDigm, Inc.
(b)
03/01/2029 6.375% 350,000 354,161
12/15/2030 6.875% 250,000 256,159
Total 2,372,304
Agriculture 0.3%
Altria Group, Inc.
05/06/2030 3.400% 185,000 175,264
BAT Capital Corp.
03/25/2028 2.259% 200,000 192,466
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Bunge Ltd. Finance Corp.
09/17/2029 4.200% 150,000 147,380
Darling Ingredients, Inc.
(b)
06/15/2030 6.000% 100,000 100,466
Total 615,576
Airlines 0.4%
Allegiant Travel Co.
(b)
07/01/2031 7.125% 100,000 101,451
American Airlines Pass-Through Trust
Series 2015-1  Class A
11/01/2028 3.375% 60,585 59,808
Series AA  Class AA
07/15/2029 3.575% 26,223 25,707
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(b)
04/20/2029 5.750% 183,333 182,475
Delta Air Lines, Inc.
07/10/2028 4.950% 110,000 110,201
10/28/2029 3.750% 25,000 24,029
JetBlue Pass-Through Trust
Series 1A  Class A
05/15/2034 4.000% 32,005 30,082
Series 2019  Class AA
11/15/2033 2.750% 34,759 30,570
Southwest Airlines Co.
02/10/2030 2.625% 80,000 73,502
United Airlines Holdings, Inc.
03/01/2031 5.375% 100,000 98,754
Total 736,579
Apparel 0.1%
PVH Corp.
06/13/2030 5.500% 50,000 50,282
Tapestry, Inc.
03/11/2030 5.100% 50,000 50,030
VF Corp.
04/23/2030 2.950% 150,000 134,846
Total 235,158
Auto Manufacturers 0.9%
Allison Transmission, Inc.
(b)
06/01/2029 5.875% 50,000 50,212
Ford Motor Co.
02/12/2032 3.250% 100,000 87,442
Ford Motor Credit Co. LLC
03/08/2029 5.800% 50,000 50,321
11/13/2030 4.000% 120,000 112,063
General Motors Financial Co., Inc.
01/07/2029 5.800% 150,000 153,039

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
07/15/2029 5.550% 100,000 101,635
Jaguar Land Rover Automotive PLC
(b)
01/15/2028 5.875% 280,000 279,357
Nissan Motor Acceptance Co. LLC
(b)
03/09/2028 2.750% 75,000 71,306
09/15/2028 7.050% 125,000 127,480
09/29/2028 5.625% 100,000 99,398
09/30/2030 6.125% 50,000 48,821
Nissan Motor Co. Ltd.
(b)
09/17/2027 4.345% 400,000 392,517
09/17/2030 4.810% 200,000 185,103
Total 1,758,694
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.
(b)
04/15/2028 7.000% 100,000 101,524
Forvia SE
(b)
06/15/2030 8.000% 200,000 210,161
Lear Corp.
05/15/2029 4.250% 25,000 24,525
05/30/2030 3.500% 25,000 23,616
Phinia, Inc.
(b)
04/15/2029 6.750% 100,000 101,778
ZF North America Capital, Inc.
(b)
04/23/2030 6.750% 50,000 49,657
Total 511,261
Banks 2.9%
Banco Nacional de Panama
(b)
08/11/2030 2.500% 400,000 353,813
Barclays PLC
(c)
05/09/2034 6.224% 900,000 931,223
Citigroup, Inc.
(c)
11/19/2034 5.592% 825,000 830,903
Citizens Financial Group, Inc.
(c)
03/05/2031 5.253% 30,000 30,088
07/23/2032 5.718% 100,000 101,545
Deutsche Bank AG
(c)
11/20/2029 6.819% 150,000 156,086
Fifth Third Bancorp
(c)
07/27/2029 6.339% 345,000 354,695
FNB Corp.
(c)
12/11/2030 5.722% 50,000 50,137
Fulton Financial Corp.
(c)
05/15/2036 5.950% 100,000 99,005
HSBC Holdings PLC
(c)
11/03/2033 8.113% 800,000 902,800
Huntington Bancshares, Inc.
(c)
08/21/2029 6.208% 100,000 102,600
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Morgan Stanley
(c)
09/16/2036 2.484% 975,000 836,429
Pinnacle Financial Partners, Inc.
(c)
11/01/2030 6.168% 15,000 15,251
Santander Holdings USA, Inc.
(c)
01/09/2030 6.174% 100,000 102,313
09/06/2030 5.353% 50,000 50,262
Santander U.K. Group Holdings PLC
(c)
09/11/2030 4.858% 200,000 198,598
Webster Financial Corp.
(c)
09/11/2035 5.784% 50,000 50,059
Webster Financial Corp.
03/25/2029 4.100% 85,000 82,826
Western Alliance Bank
(c)
11/15/2035 6.537% 100,000 98,735
Zions Bancorp NA
(c)
02/09/2029 4.483% 250,000 247,914
Total 5,595,282
Beverages 0.2%
Coca-Cola Femsa SAB de CV
09/01/2032 1.850% 100,000 82,566
Constellation Brands, Inc.
08/01/2031 2.250% 60,000 52,489
05/01/2033 4.900% 200,000 194,841
Keurig Dr. Pepper, Inc.
04/15/2032 4.050% 200,000 188,067
Total 517,963
Biotechnology 0.5%
Amgen, Inc.
03/02/2030 5.250% 785,000 794,473
Royalty Pharma PLC
09/02/2031 2.150% 150,000 130,454
Total 924,927
Building Materials 0.9%
Amrize Finance U.S. LLC
04/07/2030 4.950% 100,000 99,862
Builders FirstSource, Inc.
(b)
03/01/2030 5.000% 150,000 145,506
Carlisle Cos., Inc.
03/01/2030 2.750% 50,000 46,442
CRH SMW Finance DAC
05/21/2029 5.200% 250,000 252,203
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(b)
12/15/2030 6.625% 320,000 325,471
Johnson Controls International PLC/Tyco Fire & Security Finance
SCA
12/01/2032 4.900% 70,000 69,272

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Lennox International, Inc.
09/15/2028 5.500% 50,000 50,705
Martin Marietta Materials, Inc.
12/15/2027 3.500% 40,000 39,382
07/15/2031 2.400% 55,000 48,405
Masco Corp.
11/15/2027 3.500% 25,000 24,652
10/01/2030 2.000% 100,000 88,632
Owens Corning
08/15/2029 3.950% 100,000 97,496
02/15/2030 3.500% 100,000 95,258
06/01/2030 3.875% 25,000 23,999
Standard Industries, Inc.
(b)
01/15/2028 4.750% 93,000 92,426
07/15/2030 4.375% 25,000 23,624
01/15/2031 3.375% 150,000 134,815
Total 1,658,150
Chemicals 1.2%
Albemarle Corp.
06/01/2032 5.050% 16,000 15,815
Axalta Coating Systems Dutch Holding B BV
(b)
02/15/2031 7.250% 65,000 67,423
Axalta Coating Systems LLC
(b)
02/15/2029 3.375% 60,000 57,093
Cabot Corp.
07/01/2029 4.000% 100,000 97,512
Celanese U.S. Holdings LLC
11/15/2028 7.350% 110,000 114,201
07/15/2029 7.330% 100,000 103,961
04/15/2030 6.500% 50,000 50,676
02/15/2031 7.000% 75,000 76,998
CNAC HK Finbridge Co. Ltd.
(b)
09/22/2030 3.000% 400,000 371,682
Dow Chemical Co.
11/15/2030 2.100% 60,000 52,772
01/15/2031 4.800% 75,000 73,670
DuPont de Nemours, Inc.
(b)
11/15/2028 4.725% 44,000 43,892
Eastman Chemical Co.
08/01/2029 5.000% 70,000 70,108
FMC Corp.
10/01/2029 3.450% 190,000 175,041
Huntsman International LLC
05/01/2029 4.500% 215,000 207,516
INEOS Finance PLC
(b)
04/15/2029 7.500% 125,000 123,008
Ingevity Corp.
(b)
11/01/2028 3.875% 50,000 48,224
LYB International Finance III LLC
01/15/2031 5.125% 50,000 49,619
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
05/15/2033 5.625% 100,000 99,836
Methanex Corp.
12/15/2029 5.250% 150,000 148,703
Mosaic Co.
11/15/2027 4.050% 50,000 49,601
Olin Corp.
08/01/2029 5.625% 100,000 98,974
PPG Industries, Inc.
08/15/2029 2.800% 100,000 94,384
Sherwin-Williams Co.
08/15/2030 4.500% 100,000 98,425
Total 2,389,134
Commercial Services 1.6%
ADT Security Corp.
(b)
08/01/2029 4.125% 100,000 95,882
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(b)
05/21/2030 7.000% 200,000 203,807
Block Financial LLC
08/15/2030 3.875% 50,000 47,269
09/15/2032 5.375% 130,000 127,371
Block, Inc.
(b)
08/15/2030 5.625% 50,000 49,759
Clarivate Science Holdings Corp.
(b)
07/01/2028 3.875% 50,000 48,420
DP World Crescent Ltd.
(b)
09/26/2028 4.848% 400,000 394,367
07/18/2029 3.875% 200,000 190,060
Equifax, Inc.
06/01/2028 5.100% 50,000 50,267
GEO Group, Inc.
04/15/2029 8.625% 100,000 104,292
Global Payments, Inc.
11/15/2030 4.875% 200,000 194,793
11/15/2032 5.200% 35,000 33,792
Herc Holdings, Inc.
(b)
06/15/2029 6.625% 60,000 61,078
06/15/2030 7.000% 225,000 231,994
03/15/2031 5.750% 100,000 99,047
Mobility Global, Inc.
(b)
06/15/2029 5.050% 100,000 99,551
Moody's Corp.
02/01/2029 4.250% 25,000 24,747
Prime Security Services Borrower LLC/Prime Finance, Inc.
(b)
08/31/2027 3.375% 90,000 88,368
Quanta Services, Inc.
08/09/2027 4.750% 100,000 100,187
10/01/2030 2.900% 40,000 36,861
Service Corp. International
06/01/2029 5.125% 100,000 99,203

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
08/15/2030 3.375% 200,000 185,013
TriNet Group, Inc.
(b)
03/01/2029 3.500% 100,000 94,441
Triton Container International Ltd./TAL International Container
Corp.
03/15/2032 3.250% 50,000 44,470
United Rentals North America, Inc.
11/15/2027 3.875% 50,000 49,444
01/15/2028 4.875% 50,000 49,803
07/15/2030 4.000% 150,000 142,401
02/15/2031 3.875% 100,000 93,566
Williams Scotsman, Inc.
(b)
06/15/2029 6.625% 65,000 66,125
04/15/2030 6.625% 50,000 51,129
Total 3,157,507
Computers 0.7%
Amdocs Ltd.
06/15/2030 2.538% 50,000 45,006
CGI, Inc.
03/14/2030 4.950% 50,000 49,418
09/14/2031 2.300% 200,000 171,638
Crowdstrike Holdings, Inc.
02/15/2029 3.000% 75,000 71,240
Dell International LLC/EMC Corp.
10/01/2029 5.300% 60,000 60,663
10/06/2032 4.750% 150,000 145,779
DXC Technology Co.
09/15/2028 2.375% 100,000 94,485
Everforth, Inc.
(b)
05/15/2028 4.625% 200,000 191,519
Fortinet, Inc.
03/15/2031 2.200% 20,000 17,671
Gartner, Inc.
03/20/2031 4.950% 50,000 48,386
Genpact U.K. Finco PLC/Genpact USA, Inc.
11/18/2030 4.950% 25,000 24,490
Hewlett Packard Enterprise Co.
10/15/2029 4.550% 100,000 98,936
10/15/2031 4.850% 100,000 98,537
HP, Inc.
04/15/2029 4.000% 55,000 53,778
06/17/2031 2.650% 50,000 44,359
Kyndryl Holdings, Inc.
10/15/2031 3.150% 100,000 83,285
Leidos, Inc.
02/15/2031 2.300% 50,000 44,141
NetApp, Inc.
03/17/2032 5.500% 65,000 65,597
Total 1,408,928
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Cosmetics & Personal Care 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International U.S. LLC
(b)
07/15/2030 6.625% 100,000 100,567
01/15/2031 5.600% 100,000 98,181
Edgewell Personal Care Co.
(b)
06/01/2028 5.500% 50,000 49,886
04/01/2029 4.125% 50,000 48,139
Haleon U.S. Capital LLC
03/24/2029 3.375% 60,000 58,029
Total 354,802
Distribution & Wholesale 0.1%
LKQ Corp.
06/15/2028 5.750% 100,000 101,205
RB Global Holdings, Inc.
(b)
03/15/2028 6.750% 50,000 50,545
Total 151,750
Diversified Financial Services 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
10/29/2028 3.000% 300,000 288,287
01/30/2032 3.300% 150,000 135,609
Ally Financial, Inc.
(c)
05/15/2029 5.737% 200,000 202,248
American Express Co.
(c)
05/26/2033 4.989% 25,000 24,534
BGC Group, Inc.
06/10/2029 6.600% 25,000 25,676
04/02/2030 6.150% 200,000 202,848
Capital One Financial Corp.
(c)
10/30/2031 7.624% 210,000 228,327
01/30/2032 4.722% 150,000 146,721
Charming Light Investments Ltd.
(b)
12/21/2027 4.375% 200,000 199,081
China Cinda Finance 2017 I Ltd.
(b)
02/08/2028 4.750% 200,000 200,092
Coinbase Global, Inc.
(b)
10/01/2028 3.375% 50,000 47,495
Credit Acceptance Corp.
(b)
03/15/2030 6.625% 75,000 75,012
Encore Capital Group, Inc.
(b)
05/15/2030 8.500% 200,000 211,868
GGAM Finance Ltd.
(b)
02/15/2027 8.000% 100,000 100,158
06/15/2028 8.000% 100,000 103,544
Jane Street Group/JSG Finance, Inc.
(b)
11/15/2029 4.500% 100,000 97,063
04/30/2031 7.125% 100,000 103,226
Jefferies Financial Group, Inc.
07/21/2028 5.875% 100,000 101,814

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/28/2031 5.125% 100,000 97,913
10/15/2031 2.625% 100,000 86,598
Lazard Group LLC
03/11/2029 4.375% 50,000 49,270
LPL Holdings, Inc.
06/15/2030 5.150% 170,000 169,332
Marex U.K. Holdings Ltd.
05/08/2028 5.829% 50,000 50,238
Nasdaq, Inc.
01/15/2031 1.650% 50,000 43,489
Navient Corp.
03/15/2029 5.500% 92,000 88,281
07/25/2030 9.375% 100,000 101,464
Nomura Holdings, Inc.
07/14/2031 2.608% 200,000 176,658
OneMain Finance Corp.
01/15/2028 6.625% 150,000 151,522
09/15/2028 3.875% 60,000 57,982
05/15/2029 6.625% 50,000 50,678
11/15/2029 5.375% 225,000 219,839
03/15/2030 7.875% 50,000 51,802
05/15/2030 6.125% 250,000 248,251
09/15/2030 4.000% 75,000 68,815
PennyMac Financial Services, Inc.
(b)
02/15/2029 4.250% 50,000 47,300
12/15/2029 7.875% 50,000 51,337
11/15/2030 7.125% 100,000 99,584
PRA Group, Inc.
(b)
01/31/2030 8.875% 63,000 64,897
Radian Group, Inc.
05/15/2029 6.200% 50,000 51,462
Rocket Cos., Inc.
(b)
08/01/2029 6.500% 420,000 426,242
08/01/2030 6.125% 200,000 201,591
SLM Corp.
01/31/2030 6.500% 125,000 126,309
Stonebriar ABF Issuer LLC
(b)
12/15/2030 8.125% 50,000 52,054
Sumisho Air Lease Corp.
(b)
03/24/2029 4.500% 150,000 148,224
Synchrony Financial
(c)
08/02/2030 5.935% 100,000 101,491
Synchrony Financial
12/01/2027 3.950% 85,000 84,047
United Wholesale Mortgage LLC
(b)
04/15/2029 5.500% 75,000 70,098
UWM Holdings LLC
(b)
02/01/2030 6.625% 150,000 139,181
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Western Union Co.
03/15/2031 2.750% 115,000 102,618
Total 5,972,170
Electric 3.8%
AES Corp.
06/01/2028 5.450% 50,000 50,427
01/15/2031 2.450% 100,000 88,460
03/15/2032 5.800% 50,000 50,246
Ameren Corp.
01/15/2031 3.500% 50,000 47,011
American Electric Power Co., Inc.
01/15/2029 5.200% 20,000 20,210
03/01/2033 5.625% 60,000 61,255
Avangrid, Inc.
06/01/2029 3.800% 50,000 48,567
Black Hills Corp.
10/15/2029 3.050% 100,000 94,371
01/31/2031 4.550% 100,000 97,511
Clearway Energy Operating LLC
(b)
03/15/2028 4.750% 60,000 59,236
Constellation Energy Generation LLC
03/01/2031 3.750% 290,000 274,239
ContourGlobal Power Holdings SA
(b)
02/28/2030 6.750% 130,000 132,266
Dominion Energy, Inc.
05/15/2028 4.600% 200,000 199,737
DTE Energy Co.
04/01/2030 5.200% 150,000 151,005
Series C
06/15/2029 3.400% 60,000 57,700
Duke Energy Corp.
03/15/2028 4.300% 60,000 59,694
08/15/2032 4.500% 100,000 96,633
Edison International
11/15/2028 5.250% 50,000 50,047
03/15/2031 4.800% 100,000 96,695
Empresas Publicas de Medellin ESP
(b)
07/18/2029 4.250% 400,000 376,499
Enel Chile SA
06/12/2028 4.875% 300,000 299,990
Eskom Holdings
(b)
08/10/2028 6.350% 200,000 203,354
Evergy Kansas Central, Inc.
03/13/2028 4.700% 50,000 49,994
Eversource Energy
05/15/2033 5.125% 200,000 196,797
Exelon Corp.
04/15/2030 4.050% 325,000 314,781
FirstEnergy Corp.
03/01/2030 2.650% 150,000 138,179

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Series B
07/15/2027 3.900% 30,000 29,851
Series B
09/01/2030 2.250% 45,000 40,225
FirstEnergy Transmission LLC
01/15/2033 4.750% 100,000 96,693
IPALCO Enterprises, Inc.
05/01/2030 4.250% 10,000 9,688
Israel Electric Corp. Ltd.
(b)
08/14/2028 4.250% 200,000 195,894
NextEra Energy Capital Holdings, Inc.
06/15/2028 1.900% 50,000 47,553
06/01/2030 2.250% 250,000 226,785
NRG Energy, Inc.
(b)
02/15/2029 3.375% 200,000 189,803
06/15/2029 5.250% 150,000 148,791
02/15/2031 3.625% 150,000 138,327
NRG Energy, Inc.
01/15/2028 5.750% 50,000 50,027
Pacific Gas & Electric Co.
07/01/2030 4.550% 200,000 195,537
02/01/2031 2.500% 75,000 66,927
PacifiCorp
(c)
09/15/2055 7.375% 140,000 139,405
PacifiCorp
02/15/2031 5.300% 50,000 50,262
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
(b)
05/21/2028 5.450% 400,000 401,465
PG&E Corp.
07/01/2028 5.000% 50,000 49,575
07/01/2030 5.250% 200,000 196,631
PPL Capital Funding, Inc.
04/15/2030 4.125% 150,000 145,751
Public Service Enterprise Group, Inc.
11/15/2027 5.850% 60,000 60,931
Puget Energy, Inc.
06/15/2028 2.379% 50,000 47,873
Sempra
(c)
10/01/2054 6.875% 100,000 101,494
04/01/2056 6.375% 50,000 50,112
Southern Co.
03/15/2029 5.500% 60,000 61,060
WEC Energy Group, Inc.
01/15/2028 4.750% 50,000 50,095
Xcel Energy, Inc.
06/01/2032 4.600% 875,000 848,837
XPLR Infrastructure Operating Partners LP
(b)
09/15/2027 4.500% 50,000 49,443
01/15/2031 8.375% 100,000 106,270
Total 7,110,209
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Electrical Components & Equipment 0.1%
Acuity Brands Lighting, Inc.
12/15/2030 2.150% 50,000 44,381
WESCO Distribution, Inc.
(b)
03/15/2029 6.375% 95,000 96,398
Total 140,779
Electronics 0.7%
Arrow Electronics, Inc.
02/15/2032 2.950% 100,000 87,818
Avnet, Inc.
05/15/2031 3.000% 50,000 44,934
06/01/2032 5.500% 50,000 49,906
Coherent Corp.
(b)
12/15/2029 5.000% 100,000 97,847
Flex Ltd.
01/15/2032 5.250% 150,000 147,817
Hubbell, Inc.
03/15/2031 2.300% 25,000 22,278
Ingram Micro, Inc.
(b)
05/15/2029 4.750% 230,000 223,800
Jabil, Inc.
01/15/2030 3.600% 100,000 95,020
Keysight Technologies, Inc.
10/30/2029 3.000% 110,000 103,841
nVent Finance SARL
11/15/2031 2.750% 100,000 88,482
05/15/2033 5.650% 100,000 101,326
Sensata Technologies BV
(b)
09/01/2030 5.875% 200,000 200,138
TTM Technologies, Inc.
(b)
03/01/2029 4.000% 50,000 47,955
Vontier Corp.
04/01/2028 2.400% 50,000 48,011
04/01/2031 2.950% 100,000 90,255
Total 1,449,428
Energy - Alternate Sources 0.1%
TerraForm Power Operating LLC
(b)
01/31/2028 5.000% 100,000 99,007
01/15/2030 4.750% 100,000 95,728
Total 194,735
Engineering & Construction 0.1%
Fluor Corp.
09/15/2028 4.250% 50,000 49,131
Jacobs Engineering Group, Inc.
08/18/2028 6.350% 50,000 51,420
03/01/2033 5.900% 100,000 101,805
Total 202,356

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Entertainment 0.4%
Allwyn Entertainment Financing U.K. PLC
(b)
04/30/2029 7.875% 50,000 51,135
Brightstar Lottery PLC
(b)
01/15/2029 5.250% 50,000 49,383
Caesars Entertainment, Inc.
(b)
02/15/2030 7.000% 250,000 250,923
Cinemark USA, Inc.
(b)
07/15/2028 5.250% 50,000 49,705
Live Nation Entertainment, Inc.
(b)
10/15/2027 4.750% 200,000 199,035
01/15/2028 3.750% 160,000 156,664
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
(b)
10/01/2029 5.125% 100,000 98,972
Total 855,817
Environmental Control 0.2%
Clean Harbors, Inc.
(b)
02/01/2031 6.375% 100,000 101,102
GFL Environmental, Inc.
(b)
06/15/2029 4.750% 50,000 48,726
08/15/2029 4.375% 100,000 96,199
01/15/2031 6.750% 100,000 101,270
Total 347,297
Food 1.4%
Ahold Finance USA LLC
05/01/2029 6.875% 175,000 184,027
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(b)
02/15/2028 6.500% 160,000 161,060
03/15/2029 3.500% 100,000 94,137
02/15/2030 4.875% 300,000 286,275
Campbell's Co.
04/24/2030 2.375% 60,000 54,187
03/21/2031 4.550% 100,000 96,587
Conagra Brands, Inc.
11/01/2028 4.850% 60,000 59,846
08/01/2030 5.000% 50,000 49,432
Flowers Foods, Inc.
03/15/2031 2.400% 150,000 129,110
General Mills, Inc.
04/17/2028 4.200% 100,000 99,216
04/15/2030 2.875% 60,000 55,784
03/29/2033 4.950% 100,000 97,898
Ingredion, Inc.
06/01/2030 2.900% 25,000 23,246
J.M. Smucker Co.
11/15/2028 5.900% 35,000 35,884
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
01/15/2032 3.625% 100,000 91,851
05/15/2032 3.000% 49,000 43,190
Kraft Heinz Foods Co.
03/01/2031 4.250% 100,000 96,893
Kroger Co.
01/15/2029 4.500% 140,000 139,281
Lamb Weston Holdings, Inc.
(b)
05/15/2028 4.875% 50,000 49,622
McCormick & Co., Inc.
08/15/2027 3.400% 25,000 24,714
02/15/2031 1.850% 50,000 43,670
Mondelez International, Inc.
05/06/2028 4.250% 100,000 99,409
04/13/2030 2.750% 60,000 55,697
Pilgrim's Pride Corp.
04/15/2031 4.250% 150,000 142,568
03/01/2032 3.500% 25,000 22,504
Sysco Corp.
09/23/2030 5.100% 100,000 100,049
Tyson Foods, Inc.
03/01/2029 4.350% 60,000 59,339
U.S. Foods, Inc.
(b)
09/15/2028 6.875% 200,000 203,923
02/15/2029 4.750% 50,000 49,282
Total 2,648,681
Forest Products & Paper 0.2%
Celulosa Arauco y Constitucion SA
11/02/2027 3.875% 85,000 83,669
Suzano Austria GmbH
01/15/2029 6.000% 100,000 101,393
01/15/2030 5.000% 150,000 146,990
01/15/2031 4.000% 50,000 46,682
01/15/2032 3.125% 100,000 87,779
Total 466,513
Gas 0.1%
NiSource, Inc.
03/30/2028 5.250% 100,000 100,937
05/01/2030 3.600% 100,000 95,397
Southwest Gas Corp.
03/23/2028 5.450% 80,000 80,807
Total 277,141
Hand & Machine Tools 0.1%
Kennametal, Inc.
03/01/2031 2.800% 50,000 44,976
Stanley Black & Decker, Inc.
03/06/2028 6.000% 100,000 102,005
11/15/2028 4.250% 25,000 24,761

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/15/2030 2.300% 25,000 22,784
05/15/2032 3.000% 50,000 44,627
Total 239,153
Healthcare Products 0.9%
Agilent Technologies, Inc.
06/04/2030 2.100% 10,000 9,015
Agilent Technologies, Inc.
(b)
01/15/2032 4.900% 100,000 99,029
Augusta SpinCo Corp.
03/23/2029 4.398% 100,000 98,942
Avantor Funding, Inc.
(b)
07/15/2028 4.625% 60,000 59,180
11/01/2029 3.875% 265,000 252,732
Baxter International, Inc.
12/01/2028 2.272% 100,000 93,954
04/01/2031 1.730% 50,000 42,309
02/01/2032 2.539% 50,000 42,750
Dentsply Sirona, Inc.
06/01/2030 3.250% 50,000 46,236
Edwards Lifesciences Corp.
06/15/2028 4.300% 100,000 99,367
GE HealthCare Technologies, Inc.
11/15/2027 5.650% 100,000 101,222
03/15/2030 5.857% 100,000 102,735
11/22/2032 5.905% 100,000 103,752
Medline Borrower LP
(b)
10/01/2029 5.250% 200,000 198,207
Revvity, Inc.
09/15/2028 1.900% 100,000 94,140
09/15/2029 3.300% 30,000 28,553
Stryker Corp.
02/10/2028 4.700% 50,000 50,072
09/11/2029 4.250% 35,000 34,536
Teleflex, Inc.
(b)
06/01/2028 4.250% 114,000 111,792
Zimmer Biomet Holdings, Inc.
02/19/2030 5.050% 5,000 5,018
11/24/2031 2.600% 50,000 44,328
Total 1,717,869
Healthcare Services 2.4%
Adventist Health System
03/01/2032 5.430% 100,000 100,967
Centene Corp.
12/15/2029 4.625% 75,000 72,654
10/15/2030 3.000% 370,000 332,962
03/01/2031 2.500% 405,000 352,559
Charles River Laboratories International, Inc.
(b)
05/01/2028 4.250% 300,000 294,410
03/15/2029 3.750% 50,000 47,793
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Cigna Group
10/15/2028 4.375% 100,000 99,325
03/15/2031 2.375% 300,000 268,100
DaVita, Inc.
(b)
06/01/2030 4.625% 200,000 192,716
02/15/2031 3.750% 100,000 92,284
Elevance Health, Inc.
03/01/2028 4.101% 100,000 99,182
02/15/2033 4.750% 100,000 97,105
Encompass Health Corp.
02/01/2030 4.750% 200,000 195,720
HCA, Inc.
03/15/2032 3.625% 925,000 851,831
Humana, Inc.
02/03/2032 2.150% 50,000 42,865
03/01/2033 5.875% 100,000 101,702
IQVIA, Inc.
(b)
05/15/2030 6.500% 25,000 25,485
Laboratory Corp. of America Holdings
09/01/2027 3.600% 100,000 98,990
04/01/2032 4.550% 50,000 48,659
Molina Healthcare, Inc.
(b)
06/15/2028 4.375% 100,000 97,871
11/15/2030 3.875% 50,000 46,190
02/15/2031 6.500% 200,000 201,850
Quest Diagnostics, Inc.
06/30/2029 4.200% 50,000 49,253
06/30/2031 2.800% 50,000 45,287
Tenet Healthcare Corp.
11/01/2027 5.125% 150,000 149,911
06/01/2029 4.250% 89,000 86,302
01/15/2030 4.375% 300,000 289,289
06/15/2030 6.125% 100,000 100,771
Toledo Hospital
Series B
11/15/2028 5.325% 300,000 301,786
Universal Health Services, Inc.
10/15/2029 4.625% 50,000 49,194
10/15/2030 2.650% 50,000 44,753
01/15/2032 2.650% 100,000 86,614
Total 4,964,380
Home Builders 0.3%
Century Communities, Inc.
(b)
08/15/2029 3.875% 50,000 47,438
Lennar Corp.
11/29/2027 4.750% 100,000 100,089
Mattamy Group Corp.
(b)
03/01/2030 4.625% 225,000 215,490
Sekisui House U.S., Inc.
01/15/2030 3.850% 50,000 47,343

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
01/15/2031 2.500% 50,000 43,772
Taylor Morrison Communities, Inc.
(b)
08/01/2030 5.125% 50,000 49,889
Toll Brothers Finance Corp.
11/01/2029 3.800% 50,000 48,238
Total 552,259
Home Furnishings 0.1%
Leggett & Platt, Inc.
03/15/2029 4.400% 50,000 48,630
Somnigroup International, Inc.
(b)
04/15/2029 4.000% 100,000 96,281
Whirlpool Corp.
(b)
07/01/2031 7.500% 100,000 99,375
Total 244,286
Household Products & Wares 0.1%
Avery Dennison Corp.
12/06/2028 4.875% 50,000 50,111
04/30/2030 2.650% 50,000 46,005
Clorox Co.
05/01/2029 4.400% 100,000 98,870
05/15/2030 1.800% 100,000 89,150
Total 284,136
Insurance 1.5%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/
APH3 Somerset Investor 2 LLC
(b)
11/01/2029 7.875% 85,000 86,128
Arthur J Gallagher & Co.
12/15/2027 4.600% 50,000 50,007
Athene Holding Ltd.
01/12/2028 4.125% 19,000 18,789
04/03/2030 6.150% 50,000 51,456
01/15/2031 3.500% 225,000 208,729
02/01/2033 6.650% 100,000 104,232
AXIS Specialty Finance LLC
07/15/2029 3.900% 55,000 53,448
AXIS Specialty Finance PLC
12/06/2027 4.000% 200,000 198,046
Brighthouse Financial, Inc.
06/22/2027 3.700% 25,000 24,751
Brown & Brown, Inc.
03/17/2032 4.200% 125,000 117,402
China Taiping Insurance Holdings Co. Ltd.
(b),(c),(d)
03/09/2028 6.400% 200,000 204,980
CNA Financial Corp.
08/15/2027 3.450% 85,000 84,080
CNO Financial Group, Inc.
05/30/2029 5.250% 85,000 85,096
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Corebridge Financial, Inc.
04/05/2029 3.850% 50,000 48,682
04/05/2032 3.900% 168,000 155,728
Enstar Group Ltd.
09/01/2031 3.100% 50,000 44,178
Equitable Holdings, Inc.
04/20/2028 4.350% 40,000 39,727
F&G Annuities & Life, Inc.
01/13/2028 7.400% 50,000 51,225
Fairfax Financial Holdings Ltd.
04/17/2028 4.850% 50,000 50,010
08/16/2032 5.625% 200,000 202,594
Fidelity National Financial, Inc.
08/15/2028 4.500% 50,000 49,655
03/15/2031 2.450% 100,000 88,052
Global Atlantic Fin Co.
(b),(c)
03/01/2056 7.250% 100,000 95,808
Horace Mann Educators Corp.
10/01/2030 4.700% 50,000 49,098
Jackson Financial, Inc.
11/23/2031 3.125% 100,000 88,813
Kemper Corp.
09/30/2030 2.400% 50,000 43,529
02/23/2032 3.800% 100,000 89,165
Lincoln National Corp.
03/01/2028 3.800% 50,000 49,289
Markel Group, Inc.
11/01/2027 3.500% 60,000 59,116
Prudential Financial, Inc.
(c)
09/15/2048 5.700% 25,000 24,992
10/01/2050 3.700% 100,000 92,205
03/01/2052 5.125% 10,000 9,724
Reinsurance Group of America, Inc.
06/15/2030 3.150% 100,000 93,270
Stewart Information Services Corp.
11/15/2031 3.600% 50,000 43,938
Willis North America, Inc.
06/15/2027 4.650% 250,000 250,158
Total 3,006,100
Internet 0.7%
AppLovin Corp.
12/01/2031 5.375% 100,000 100,125
eBay, Inc.
05/10/2031 2.600% 100,000 89,336
Expedia Group, Inc.
02/15/2030 3.250% 90,000 84,808
Gen Digital, Inc.
(b)
09/30/2027 6.750% 25,000 25,039
09/30/2030 7.125% 125,000 126,894

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
(b)
12/01/2027 5.250% 150,000 149,850
Match Group Holdings II LLC
(b)
06/01/2028 4.625% 50,000 49,237
08/01/2030 4.125% 50,000 46,783
MercadoLibre, Inc.
01/15/2033 4.900% 200,000 192,915
Rakuten Group, Inc.
(b)
04/15/2029 9.750% 200,000 217,090
Uber Technologies, Inc.
01/15/2031 4.150% 100,000 96,579
VeriSign, Inc.
07/15/2031 5.100% 100,000 99,589
Wayfair LLC
(b)
09/15/2030 7.750% 100,000 104,763
Total 1,383,008
Investment Companies 1.4%
Apollo Debt Solutions BDC
04/13/2029 6.900% 50,000 51,124
ARES Capital Corp.
07/15/2029 5.950% 50,000 50,371
03/08/2032 5.800% 100,000 98,369
ARES Strategic Income Fund
02/15/2030 5.600% 50,000 48,988
Bain Capital Specialty Finance, Inc.
03/15/2030 5.950% 25,000 24,261
Barings BDC, Inc.
02/15/2029 7.000% 50,000 50,961
Barings Private Credit Corp.
06/11/2030 6.150% 25,000 24,585
Blackstone Private Credit Fund
03/12/2031 5.350% 200,000 191,280
05/15/2031 5.950% 200,000 195,718
01/29/2032 6.000% 50,000 48,872
Blackstone Secured Lending Fund
09/30/2028 2.850% 50,000 47,169
Blue Owl Capital Corp.
06/11/2028 2.875% 25,000 23,732
07/15/2030 6.200% 75,000 74,245
Blue Owl Credit Income Corp.
06/13/2028 7.950% 80,000 82,419
Carlyle Secured Lending, Inc.
02/18/2030 6.750% 100,000 99,959
CFAMC III Co. Ltd.
(b)
11/07/2027 4.250% 400,000 396,550
FS KKR Capital Corp.
07/15/2027 3.250% 50,000 48,514
08/15/2029 6.875% 50,000 50,209
01/15/2030 6.125% 100,000 97,478
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Goldman Sachs BDC, Inc.
09/09/2030 5.650% 120,000 117,130
Goldman Sachs Private Credit Corp.
01/31/2031 5.875% 150,000 147,096
Golub Capital BDC, Inc.
07/15/2029 6.000% 60,000 60,052
Golub Capital Private Credit Fund
09/12/2029 5.800% 50,000 49,378
HA Sustainable Infrastructure Capital, Inc.
01/15/2031 6.150% 50,000 50,817
HPS Corporate Lending Fund
(b)
08/19/2031 6.300% 200,000 197,938
Main Street Capital Corp.
08/15/2028 5.400% 25,000 24,940
Morgan Stanley Direct Lending Fund
05/17/2029 6.150% 50,000 50,293
MSD Investment Corp.
05/31/2030 6.250% 50,000 49,181
New Mountain Finance Corp.
10/15/2027 6.200% 50,000 50,130
02/01/2029 6.875% 25,000 24,981
North Haven Private Income Fund LLC
02/01/2030 5.750% 50,000 48,474
Nuveen Churchill Direct Lending Corp.
03/15/2030 6.650% 5,000 5,001
Oaktree Strategic Credit Fund
11/14/2028 8.400% 50,000 52,440
Sixth Street Lending Partners
07/15/2030 6.125% 50,000 49,934
Sixth Street Specialty Lending, Inc.
08/15/2030 5.625% 50,000 49,284
Total 2,731,873
Iron & Steel 0.2%
ArcelorMittal SA
11/29/2027 6.550% 100,000 102,239
Fortescue Treasury Pty. Ltd.
(b)
09/15/2027 4.500% 70,000 69,402
Mineral Resources Ltd.
(b)
10/01/2028 9.250% 103,000 106,164
Reliance, Inc.
08/15/2030 2.150% 50,000 44,763
Steel Dynamics, Inc.
01/15/2031 3.250% 50,000 46,477
Vale Overseas Ltd.
07/08/2030 3.750% 50,000 47,515
Total 416,560

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Leisure Time 0.3%
Brunswick Corp.
03/18/2029 5.850% 75,000 76,423
09/15/2032 4.400% 100,000 94,022
Polaris, Inc.
03/01/2031 5.600% 200,000 198,757
Viking Cruises Ltd.
(b)
02/15/2029 7.000% 50,000 50,075
07/15/2031 9.125% 100,000 104,768
VOC Escrow Ltd.
(b)
02/15/2028 5.000% 50,000 49,819
Total 573,864
Lodging 0.8%
Boyd Gaming Corp.
12/01/2027 4.750% 75,000 74,633
Genting New York LLC/GENNY Capital, Inc.
(b)
10/01/2029 7.250% 50,000 51,103
Hilton Domestic Operating Co., Inc.
(b)
04/01/2029 5.875% 150,000 151,131
05/01/2029 3.750% 169,000 162,092
Hilton Domestic Operating Co., Inc.
01/15/2030 4.875% 25,000 24,678
Las Vegas Sands Corp.
06/15/2028 5.625% 100,000 100,937
Marriott International, Inc.
Series FF
06/15/2030 4.625% 100,000 98,906
Series HH
04/15/2031 2.850% 60,000 54,615
Melco Resorts Finance Ltd.
(b)
07/17/2027 5.625% 50,000 49,874
12/04/2029 5.375% 250,000 242,272
MGM Resorts International
10/15/2028 4.750% 50,000 49,518
09/15/2029 6.125% 50,000 50,317
Sands China Ltd.
06/18/2030 4.375% 200,000 192,637
Travel & Leisure Co.
(b)
12/01/2029 4.500% 75,000 72,293
Wynn Macau Ltd.
(b)
08/26/2028 5.625% 200,000 198,256
Total 1,573,262
Machinery - Construction, & Mining 0.1%
Oshkosh Corp.
05/15/2028 4.600% 50,000 49,848
03/01/2030 3.100% 100,000 94,007
Terex Corp.
(b)
05/15/2029 5.000% 100,000 98,746
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Vertiv Group Corp.
(b)
11/15/2028 4.125% 50,000 49,437
Total 292,038
Machinery - Diversified 0.4%
CNH Industrial Capital LLC
04/20/2029 5.100% 50,000 50,236
Dover Corp.
11/04/2029 2.950% 50,000 47,172
Esab Corp.
(b)
04/15/2029 6.250% 90,000 90,957
Flowserve Corp.
10/01/2030 3.500% 100,000 93,643
Ingersoll Rand, Inc.
06/15/2031 5.314% 50,000 50,595
Nordson Corp.
09/15/2028 5.600% 50,000 50,836
Otis Worldwide Corp.
02/15/2030 2.565% 160,000 147,733
Westinghouse Air Brake Technologies Corp.
09/15/2028 4.700% 60,000 59,929
Xylem, Inc.
01/30/2028 1.950% 200,000 192,562
01/30/2031 2.250% 50,000 44,767
Total 828,430
Media 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
(b)
06/01/2029 5.375% 300,000 291,722
09/01/2029 6.375% 336,000 333,943
03/01/2030 4.750% 250,000 233,613
08/15/2030 4.500% 300,000 273,910
02/01/2031 4.250% 300,000 265,601
03/01/2031 7.375% 200,000 199,087
Charter Communications Operating LLC/Charter
Communications Operating Capital
03/30/2029 5.050% 50,000 49,456
04/01/2031 2.800% 130,000 113,871
Discovery Communications LLC
03/20/2028 3.950% 50,000 49,129
05/15/2029 4.125% 100,000 98,393
05/15/2030 3.625% 200,000 184,648
Discovery Global Holdings, Inc.
03/15/2029 4.054% 280,000 274,841
Fox Corp.
01/25/2029 4.709% 25,000 24,885
04/08/2030 3.500% 100,000 95,241
Paramount Global
06/01/2029 4.200% 200,000 189,785
07/30/2030 7.875% 90,000 93,611
01/15/2031 4.950% 25,000 22,904

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Sirius XM Radio LLC
(b)
08/01/2027 5.000% 75,000 74,893
07/15/2028 4.000% 50,000 48,641
07/01/2029 5.500% 200,000 199,313
07/01/2030 4.125% 160,000 149,625
Space Exploration Technologies Corp.
(b)
07/15/2031 5.350% 100,000 97,359
07/15/2033 5.650% 100,000 95,776
Telenet Finance Luxembourg Notes SARL
(b)
03/01/2028 5.500% 400,000 395,071
Virgin Media Secured Finance PLC
(b)
05/15/2029 5.500% 450,000 404,014
Total 4,259,332
Metal Fabricate & Hardware 0.0%
Timken Co.
12/15/2028 4.500% 50,000 49,731
1 1 1 1 49,731
Mining 0.9%
Alcoa Nederland Holding BV
(b)
03/31/2029 4.125% 138,000 133,285
Alumina Pty. Ltd.
(b)
03/15/2030 6.125% 200,000 201,568
AngloGold Ashanti Holdings PLC
11/01/2028 3.375% 100,000 96,040
10/01/2030 3.750% 242,000 228,800
Corp. Nacional del Cobre de Chile
(b)
09/30/2029 3.000% 200,000 187,374
01/14/2030 3.150% 400,000 372,925
Freeport-McMoRan, Inc.
09/01/2027 5.000% 50,000 50,019
03/01/2028 4.125% 100,000 98,993
08/01/2030 4.625% 50,000 49,212
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT
(b)
05/15/2030 5.450% 200,000 199,876
Yamana Gold, Inc.
08/15/2031 2.630% 40,000 35,106
Total 1,653,198
Miscellaneous Manufacturing 0.2%
Axon Enterprise, Inc.
(b)
03/15/2030 6.125% 50,000 50,661
Pentair Finance SARL
07/01/2029 4.500% 100,000 98,791
Teledyne Technologies, Inc.
04/01/2031 2.750% 165,000 149,290
Trinity Industries, Inc.
(b)
07/15/2028 7.750% 100,000 102,045
Total 400,787
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Office & Business Equipment 0.1%
CDW LLC/CDW Finance Corp.
02/15/2029 3.250% 50,000 47,633
03/01/2030 5.100% 50,000 49,489
12/01/2031 3.569% 50,000 45,353
Total 142,475
Oil & Gas 3.9%
APA Corp.
01/15/2030 4.250% 6,000 5,853
Cenovus Energy, Inc.
03/20/2031 4.650% 150,000 147,044
Chord Energy Corp.
(b)
10/01/2030 6.000% 100,000 100,420
DBR Land Holdings LLC
(b)
12/01/2030 6.250% 100,000 100,801
Devon Energy Corp.
10/15/2027 5.250% 50,000 50,009
01/15/2030 4.500% 50,000 49,411
Devon Energy Corp.
(b)
03/15/2029 4.375% 85,000 83,985
Diamondback Energy, Inc.
01/30/2030 5.150% 100,000 100,729
03/24/2031 3.125% 60,000 55,339
Ecopetrol SA
01/19/2029 8.625% 325,000 344,015
04/29/2030 6.875% 340,000 344,902
11/02/2031 4.625% 350,000 318,697
02/01/2032 7.750% 340,000 350,679
EQT Corp.
10/01/2027 3.900% 68,000 67,345
02/01/2030 7.000% 19,000 20,054
Expand Energy Corp.
03/15/2030 5.375% 100,000 100,261
02/01/2032 4.750% 100,000 96,838
Gulfport Energy Operating Corp.
(b)
09/01/2029 6.750% 50,000 50,617
Helmerich & Payne, Inc.
12/01/2029 4.850% 100,000 99,467
HF Sinclair Corp.
02/01/2028 5.000% 50,000 49,961
Hilcorp Energy I LP/Hilcorp Finance Co.
(b)
04/15/2030 6.000% 150,000 148,471
02/01/2031 6.000% 50,000 48,754
KazMunayGas National Co. JSC
(b)
04/24/2030 5.375% 400,000 399,645
Marathon Petroleum Corp.
04/01/2028 3.800% 50,000 49,307
03/01/2030 5.150% 50,000 50,347

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Nabors Industries, Inc.
(b)
01/31/2030 9.125% 100,000 104,659
Noble Finance II LLC
(b)
04/15/2030 8.000% 39,000 40,318
Occidental Petroleum Corp.
09/01/2030 6.625% 50,000 52,435
05/01/2031 7.500% 100,000 109,504
01/01/2032 5.375% 50,000 50,395
Ovintiv, Inc.
09/15/2030 8.125% 50,000 55,209
11/01/2031 7.375% 50,000 54,623
Patterson-UTI Energy, Inc.
11/15/2029 5.150% 150,000 149,576
PBF Holding Co. LLC/PBF Finance Corp.
(b)
09/15/2030 7.875% 75,000 77,817
Pertamina Hulu Energi PT
(b)
05/21/2030 5.250% 200,000 198,413
Petrobras Global Finance BV
01/27/2028 5.999% 200,000 202,038
09/10/2030 5.125% 350,000 341,205
Petroleos Mexicanos
01/23/2029 6.500% 100,000 101,496
01/23/2030 6.840% 330,000 335,170
01/28/2031 5.950% 550,000 537,944
Phillips 66
12/15/2030 2.150% 125,000 111,370
Phillips 66 Co.
06/15/2031 5.250% 50,000 50,536
Puma International Financing SA
(b)
04/25/2029 7.750% 50,000 51,197
Range Resources Corp.
(b)
02/15/2030 4.750% 50,000 48,692
SM Energy Co.
(b)
08/01/2029 6.750% 100,000 101,442
11/01/2030 8.625% 100,000 104,987
07/01/2031 8.750% 100,000 104,588
Sunoco LP
(b)
05/01/2029 7.000% 50,000 51,089
10/01/2029 4.500% 350,000 340,230
05/01/2030 4.625% 150,000 144,591
Sunoco LP/Sunoco Finance Corp.
(b)
09/15/2028 7.000% 50,000 50,866
TPAO Varlik Kiralama ASA
(b)
03/04/2031 6.300% 400,000 385,312
Valero Energy Corp.
02/15/2030 5.150% 50,000 50,390
04/15/2032 7.500% 60,000 67,094
Woodside Finance Ltd.
05/19/2028 4.900% 265,000 265,389
Total 7,571,526
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Oil & Gas Services 0.3%
TGS ASA
(b)
01/15/2030 8.500% 100,000 104,461
Tidewater, Inc.
(b)
07/15/2030 9.125% 150,000 160,281
WBI Operating LLC
(b)
10/15/2030 6.250% 200,000 199,939
Total 464,681
Packaging & Containers 0.2%
Ball Corp.
06/15/2029 6.000% 160,000 162,043
08/15/2030 2.875% 225,000 203,800
Berry Global, Inc.
06/15/2031 5.800% 60,000 61,710
Packaging Corp. of America
12/15/2029 3.000% 30,000 28,272
Total 455,825
Pharmaceuticals 1.1%
Adapthealth LLC
(b)
03/01/2030 5.125% 75,000 72,468
Becton Dickinson & Co.
02/13/2028 4.693% 30,000 30,023
05/20/2030 2.823% 100,000 92,684
02/11/2031 1.957% 25,000 21,931
Cardinal Health, Inc.
02/15/2029 5.125% 100,000 100,774
Cencora, Inc.
03/15/2031 2.700% 100,000 90,630
CVS Health Corp.
(c)
03/10/2055 7.000% 200,000 205,676
CVS Health Corp.
03/25/2028 4.300% 560,000 556,636
Elanco Animal Health, Inc.
08/28/2028 6.400% 200,000 204,562
Jazz Securities DAC
(b)
01/15/2029 4.375% 200,000 195,835
Mylan, Inc.
04/15/2028 4.550% 100,000 99,228
Shire Acquisitions Investments Ireland DAC
09/23/2026 3.200% 2,000 1,996
Takeda Pharmaceutical Co. Ltd.
03/31/2030 2.050% 200,000 180,750
Zoetis, Inc.
08/17/2028 4.150% 100,000 99,161
05/15/2030 2.000% 25,000 22,497
11/16/2032 5.600% 100,000 102,368
Total 2,077,219

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Pipelines 2.4%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(b)
06/15/2029 5.375% 60,000 59,817
Boardwalk Pipelines LP
02/15/2031 3.400% 50,000 46,351
09/01/2032 3.600% 150,000 137,396
Buckeye Partners LP
(b)
03/01/2028 4.500% 50,000 49,391
02/01/2030 6.750% 50,000 51,292
Cheniere Corpus Christi Holdings LLC
06/30/2027 5.125% 200,000 200,365
11/15/2029 3.700% 50,000 48,218
Cheniere Energy Partners LP
10/01/2029 4.500% 100,000 98,924
03/01/2031 4.000% 150,000 143,107
DCP Midstream Operating LP
02/15/2032 3.250% 124,000 112,791
Enbridge, Inc.
03/27/2031 4.850% 150,000 148,561
03/08/2033 5.700% 100,000 101,988
Energy Transfer LP
(c)
05/15/2054 8.000% 100,000 104,878
Energy Transfer LP
05/15/2030 3.750% 160,000 153,202
01/15/2031 4.550% 50,000 48,937
02/15/2033 5.750% 100,000 102,120
Hess Midstream Operations LP
(b)
03/01/2028 5.875% 250,000 251,413
06/15/2028 5.125% 50,000 49,781
06/01/2029 6.500% 60,000 61,083
02/15/2030 4.250% 25,000 23,941
Kinder Morgan, Inc.
03/01/2028 4.300% 210,000 209,009
01/15/2032 7.750% 125,000 140,316
Kinetik Holdings LP
(b)
12/15/2028 6.625% 160,000 162,669
06/15/2030 5.875% 100,000 100,123
MPLX LP
08/15/2030 2.650% 25,000 22,861
02/15/2031 4.800% 150,000 148,073
ONEOK, Inc.
03/15/2030 3.100% 102,000 95,552
Plains All American Pipeline LP/PAA Finance Corp.
12/15/2029 3.550% 50,000 47,951
09/15/2030 3.800% 55,000 52,448
Rockies Express Pipeline LLC
(b)
07/15/2029 4.950% 100,000 98,711
Sabine Pass Liquefaction LLC
03/15/2028 4.200% 60,000 59,559
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
05/15/2030 4.500% 110,000 108,179
Targa Resources Partners LP/Targa Resources Partners Finance
Corp.
03/01/2030 5.500% 150,000 150,953
01/15/2032 4.000% 100,000 93,701
Texas Eastern Transmission LP
07/15/2032 7.000% 50,000 54,296
TransCanada PipeLines Ltd.
04/15/2030 4.100% 50,000 48,531
Venture Global Calcasieu Pass LLC
(b)
08/15/2029 3.875% 50,000 47,603
01/15/2030 6.250% 125,000 127,090
Venture Global LNG, Inc.
(b)
02/01/2029 9.500% 360,000 385,876
01/15/2030 7.000% 160,000 162,547
Venture Global Plaquemines LNG LLC
(b)
12/15/2030 6.125% 150,000 152,361
Western Midstream Operating LP
02/01/2030 4.050% 90,000 86,803
03/01/2031 4.800% 150,000 147,189
Williams Cos., Inc.
03/15/2031 2.600% 100,000 89,699
03/15/2033 5.650% 150,000 152,224
Total 4,937,880
Private Equity 0.0%
Hercules Capital, Inc.
06/16/2030 6.000% 75,000 74,318
1 1 1 1 74,318
Real Estate 0.1%
CBRE Services, Inc.
04/01/2029 5.500% 25,000 25,390
04/01/2031 2.500% 100,000 89,111
Cushman & Wakefield U.S. Borrower LLC
(b)
05/15/2028 6.750% 15,000 15,034
Howard Hughes Corp.
(b)
02/01/2029 4.125% 100,000 96,393
Total 225,928
REITS 2.9%
Agree LP
06/15/2028 2.000% 45,000 42,829
Alexandria Real Estate Equities, Inc.
12/15/2030 4.900% 50,000 49,522
05/18/2032 2.000% 50,000 41,697
American Homes 4 Rent LP
02/15/2028 4.250% 150,000 148,692
07/15/2031 2.375% 50,000 43,839
American Tower Corp.
12/15/2032 4.700% 150,000 145,370

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Americold Realty Operating Partnership LP
05/15/2032 5.600% 50,000 49,613
Arbor Realty SR, Inc.
(b)
07/15/2030 7.875% 100,000 90,973
Boston Properties LP
12/01/2028 4.500% 150,000 148,886
Brandywine Operating Partnership LP
04/12/2029 8.875% 150,000 157,517
Brixmor Operating Partnership LP
07/01/2030 4.050% 60,000 57,905
Cousins Properties LP
02/15/2032 5.375% 125,000 125,397
Crown Castle, Inc.
01/11/2028 5.000% 100,000 100,336
02/15/2028 3.800% 26,000 25,614
01/15/2031 2.250% 100,000 88,146
CubeSmart LP
02/15/2032 2.500% 50,000 43,690
Digital Realty Trust LP
08/15/2027 3.700% 50,000 49,591
07/15/2028 4.450% 50,000 49,684
EPR Properties
11/15/2031 3.600% 35,000 31,844
Equinix Europe 2 Financing Corp. LLC
11/15/2030 4.600% 70,000 68,370
Equinix, Inc.
11/18/2029 3.200% 120,000 113,411
04/15/2032 3.900% 100,000 92,971
Extra Space Storage LP
04/01/2028 5.700% 100,000 101,465
Federal Realty OP LP
05/01/2028 5.375% 100,000 101,033
GLP Capital LP/GLP Financing II, Inc.
01/15/2032 3.250% 130,000 115,138
Healthcare Realty Holdings LP
03/15/2031 2.000% 200,000 173,944
Healthpeak OP LLC
07/15/2029 3.500% 100,000 96,285
01/15/2031 2.875% 50,000 45,594
Highwoods Realty LP
02/15/2030 3.050% 55,000 51,085
01/15/2033 5.350% 100,000 98,060
Invitation Homes Operating Partnership LP
04/15/2032 4.150% 25,000 23,583
Iron Mountain, Inc.
(b)
09/15/2027 4.875% 50,000 49,860
07/15/2028 5.000% 100,000 99,022
02/15/2029 7.000% 50,000 50,811
09/15/2029 4.875% 100,000 97,600
07/15/2030 5.250% 300,000 293,119
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Kilroy Realty LP
08/15/2029 4.250% 20,000 19,365
11/15/2032 2.500% 100,000 82,130
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp.
08/01/2030 5.500% 50,000 49,852
Millrose Properties, Inc.
(b)
08/01/2030 6.375% 75,000 75,606
National Health Investors, Inc.
02/01/2031 3.000% 50,000 44,981
Omega Healthcare Investors, Inc.
01/15/2028 4.750% 69,000 68,849
Phillips Edison Grocery Center Operating Partnership I LP
08/15/2032 5.250% 100,000 99,797
Piedmont Operating Partnership LP
04/01/2032 2.750% 250,000 212,830
Rayonier LP
05/17/2031 2.750% 50,000 44,627
Rexford Industrial Realty LP
12/01/2030 2.125% 250,000 220,446
09/01/2031 2.150% 10,000 8,632
RHP Hotel Properties LP/RHP Finance Corp.
(b)
02/15/2029 4.500% 30,000 29,329
Sabra Health Care LP
10/15/2029 3.900% 50,000 48,226
SBA Communications Corp.
02/15/2027 3.875% 132,000 131,220
02/01/2029 3.125% 101,000 96,522
Starwood Property Trust, Inc.
(b)
10/15/2028 5.250% 50,000 49,566
04/01/2029 7.250% 35,000 36,064
07/01/2030 6.500% 50,000 50,765
10/15/2030 6.500% 50,000 50,702
01/15/2031 5.750% 50,000 49,283
Sun Communities Operating LP
11/01/2028 2.300% 128,000 121,284
UDR, Inc.
01/15/2030 3.200% 75,000 70,844
Ventas Realty LP
01/15/2029 4.400% 100,000 99,094
VICI Properties LP
02/15/2028 4.750% 100,000 99,799
02/15/2030 4.950% 25,000 24,721
11/15/2031 5.125% 100,000 98,181
05/15/2032 5.125% 55,000 53,642
Weyerhaeuser Co.
04/15/2030 4.000% 150,000 144,872
03/09/2033 3.375% 100,000 89,046
WP Carey, Inc.
07/15/2030 4.650% 50,000 49,268
02/01/2031 2.400% 50,000 44,623

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
02/01/2032 2.450% 100,000 86,548
Total 5,613,210
Retail 1.8%
1011778 BC ULC/New Red Finance, Inc.
(b)
10/15/2030 4.000% 200,000 188,300
Advance Auto Parts, Inc.
(b)
08/01/2030 7.000% 200,000 204,975
Asbury Automotive Group, Inc.
(b)
11/15/2029 4.625% 100,000 97,157
AutoNation, Inc.
08/01/2031 2.400% 200,000 174,504
AutoZone, Inc.
04/15/2030 4.000% 24,000 23,221
08/01/2032 4.750% 100,000 97,810
Darden Restaurants, Inc.
10/15/2029 4.550% 50,000 49,431
Dick's Sporting Goods, Inc.
01/15/2032 3.150% 50,000 45,187
Dollar General Corp.
04/03/2030 3.500% 50,000 47,398
07/05/2033 5.450% 150,000 150,161
Dollar Tree, Inc.
05/15/2028 4.200% 100,000 99,096
FirstCash, Inc.
(b)
09/01/2028 4.625% 125,000 122,745
01/01/2030 5.625% 100,000 98,530
Gap, Inc.
(b)
10/01/2029 3.625% 200,000 188,168
Genuine Parts Co.
11/01/2028 6.500% 150,000 154,733
Group 1 Automotive, Inc.
(b)
08/15/2028 4.000% 175,000 168,869
01/15/2030 6.375% 100,000 100,566
Lithia Motors, Inc.
(b)
10/01/2030 5.500% 150,000 148,207
01/15/2031 4.375% 100,000 94,717
Lowe's Cos., Inc.
04/05/2029 3.650% 85,000 82,635
04/01/2031 2.625% 200,000 180,603
04/01/2032 3.750% 125,000 116,677
McDonald's Corp.
09/01/2029 2.625% 50,000 47,129
09/09/2032 4.600% 150,000 147,900
Murphy Oil USA, Inc.
09/15/2029 4.750% 50,000 49,147
O'Reilly Automotive, Inc.
09/01/2027 3.600% 230,000 227,807
Starbucks Corp.
11/15/2030 2.550% 150,000 136,353
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
02/14/2032 3.000% 100,000 90,534
Tractor Supply Co.
11/01/2030 1.750% 50,000 43,687
05/15/2033 5.250% 100,000 99,314
Yum! Brands, Inc.
03/15/2031 3.625% 100,000 92,325
Yum! Brands, Inc.
(b)
01/15/2030 4.750% 100,000 97,881
Total 3,665,767
Semiconductors 0.6%
Entegris, Inc.
(b)
06/15/2030 5.950% 50,000 50,048
Intel Corp.
02/10/2028 4.875% 150,000 150,393
11/15/2029 2.450% 50,000 46,175
03/25/2030 3.900% 130,000 125,003
Marvell Technology, Inc.
04/15/2031 2.950% 50,000 45,355
Microchip Technology, Inc.
02/15/2030 5.050% 150,000 149,370
Micron Technology, Inc.
04/15/2032 2.703% 100,000 88,293
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029 4.300% 100,000 98,391
05/11/2031 2.500% 100,000 88,782
01/15/2033 5.000% 50,000 48,972
ON Semiconductor Corp.
(b)
09/01/2028 3.875% 44,000 42,449
Qorvo, Inc.
10/15/2029 4.375% 30,000 28,905
Skyworks Solutions, Inc.
06/01/2031 3.000% 200,000 177,733
Total 1,139,869
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc.
08/16/2028 2.043% 85,000 80,530
1 1 1 1 80,530
Software 1.4%
Atlassian Corp.
05/15/2029 5.250% 50,000 50,056
Autodesk, Inc.
01/15/2030 2.850% 30,000 28,010
12/15/2031 2.400% 75,000 65,172
Concentrix Corp.
08/02/2028 6.600% 100,000 100,189
Elastic NV
(b)
07/15/2029 4.125% 50,000 47,643
Fair Isaac Corp.
(b)
06/15/2028 4.000% 50,000 48,503

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Fidelity National Information Services, Inc.
03/01/2031 2.250% 275,000 242,028
Fiserv, Inc.
07/01/2029 3.500% 100,000 95,916
06/01/2030 2.650% 25,000 22,798
02/15/2031 4.550% 100,000 96,816
Open Text Corp.
(b)
02/15/2028 3.875% 60,000 58,527
Open Text Holdings, Inc.
(b)
02/15/2030 4.125% 50,000 46,151
Oracle Corp.
02/04/2031 4.950% 250,000 238,824
03/25/2031 2.875% 900,000 784,853
Paychex, Inc.
04/15/2032 5.350% 110,000 110,296
PTC, Inc.
(b)
02/15/2028 4.000% 17,000 16,618
ROBLOX Corp.
(b)
05/01/2030 3.875% 65,000 60,738
Roper Technologies, Inc.
09/15/2029 2.950% 50,000 47,289
Synopsys, Inc.
04/01/2030 4.850% 200,000 198,884
04/01/2032 5.000% 125,000 123,650
Take-Two Interactive Software, Inc.
03/28/2028 4.950% 60,000 60,264
Twilio, Inc.
03/15/2029 3.625% 60,000 57,597
03/15/2031 3.875% 100,000 93,398
Workday, Inc.
04/01/2027 3.500% 50,000 49,645
04/01/2029 3.700% 100,000 97,055
04/01/2032 3.800% 50,000 46,315
Total 2,887,235
Telecommunications 3.6%
APLD ComputeCo 2 LLC
(b)
03/15/2031 6.750% 300,000 293,357
APLD ComputeCo 3 LLC
(b)
06/15/2031 7.000% 150,000 146,423
APLD ComputeCo LLC
(b)
12/15/2030 9.250% 250,000 265,727
AT&T, Inc.
03/01/2029 4.350% 115,000 113,606
02/15/2030 4.300% 50,000 48,888
06/01/2031 2.750% 25,000 22,514
02/01/2032 2.250% 250,000 214,639
Bell Telephone Co. of Canada or Bell Canada
(c)
09/15/2055 6.875% 50,000 50,355
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Bell Telephone Co. of Canada or Bell Canada
Series US-5
02/15/2032 2.150% 100,000 86,298
Black Pearl Compute LLC
(b)
02/15/2031 6.125% 200,000 199,634
British Telecommunications Ltd.
12/04/2028 5.125% 85,000 85,497
12/15/2030 9.625% 100,000 116,879
Cipher Compute LLC
(b)
11/15/2030 7.125% 100,000 102,006
Core Scientific Finance I LLC
(b)
05/15/2031 7.750% 350,000 342,872
Edged Compute LLC
(b)
04/30/2031 7.500% 100,000 94,402
Flash Compute LLC
(b)
12/31/2030 7.250% 100,000 101,010
Juniper Networks, Inc.
12/10/2030 2.000% 150,000 130,927
Meridian Arc Holdco LLC
(b)
04/30/2031 6.250% 630,000 605,591
Motorola Solutions, Inc.
05/24/2031 2.750% 100,000 89,951
Orange SA
03/01/2031 9.000% 50,000 57,606
PR RNO Property Owner 1 LLC
(b)
05/01/2031 6.500% 500,000 470,332
Rogers Communications, Inc.
02/15/2029 5.000% 100,000 100,118
Sprint Capital Corp.
03/15/2032 8.750% 150,000 174,511
SV RNO Property Owner 1 LLC
(b)
03/01/2031 5.875% 350,000 325,436
Telefonica Europe BV
09/15/2030 8.250% 120,000 133,121
TELUS Corp.
(c)
10/15/2055 6.625% 150,000 149,674
06/09/2056 6.375% 85,000 83,888
TELUS Corp.
09/15/2027 3.700% 50,000 49,456
05/13/2032 3.400% 50,000 44,972
T-Mobile USA, Inc.
02/15/2031 2.550% 955,000 856,867
04/15/2031 3.500% 100,000 93,247
Verizon Communications, Inc.
12/03/2029 4.016% 798,000 778,843
03/15/2032 2.355% 200,000 173,169
Vodafone Group PLC
02/15/2030 7.875% 100,000 109,162
Vodafone Group PLC
(c)
04/04/2079 7.000% 150,000 153,907

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
06/04/2081 4.125% 100,000 91,581
WULF Compute LLC
(b)
10/15/2030 7.750% 240,000 249,339
Total 7,205,805
Transportation 0.3%
Canadian Pacific Railway Co.
03/05/2030 2.050% 75,000 68,177
12/02/2031 2.450% 50,000 44,043
FedEx Corp.
08/05/2029 3.100% 50,000 47,551
GXO Logistics, Inc.
07/15/2031 2.650% 50,000 43,994
Norfolk Southern Corp.
03/15/2032 3.000% 22,000 19,936
Rand Parent LLC
(b)
02/15/2030 8.500% 230,000 236,908
Seaspan Corp. Pte. Ltd.
(b)
08/01/2029 5.500% 150,000 145,548
Total 606,157
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
(b)
05/01/2028 5.500% 125,000 124,693
12/01/2030 7.875% 50,000 52,050
GATX Corp.
04/01/2029 4.700% 40,000 39,816
06/01/2032 3.500% 50,000 45,816
Total 262,375
Water 0.1%
American Water Capital Corp.
09/01/2028 3.750% 100,000 98,263
06/01/2031 2.300% 45,000 39,862
Essential Utilities, Inc.
05/01/2029 3.566% 125,000 120,796
Total 258,921
Total Corporate Bonds
(Cost $ 106,479,733 ) 105,248,768
Foreign Government Obligations
(e)
15 .6%
Brazil 1.7%
Brazil Government International Bonds
05/30/2029 4.500% 600,000 595,942
06/12/2030 3.875% 400,000 379,896
11/06/2030 5.500% 600,000 602,840
03/18/2031 6.250% 600,000 617,766
09/12/2031 3.750% 600,000 550,849
01/22/2032 6.125% 600,000 607,530
Total 3,354,823
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(e)
(continued)
Colombia 1.1%
Colombia Government International Bonds
01/21/2029 5.375% 400,000 399,058
03/15/2029 4.500% 200,000 194,905
01/30/2030 3.000% 200,000 182,160
04/25/2030 7.375% 200,000 209,641
01/21/2031 6.125% 650,000 652,280
04/15/2031 3.125% 200,000 176,457
04/22/2032 3.250% 400,000 343,954
Total 2,158,455
Costa Rica 0.1%
Costa Rica Government International Bonds
(b)
02/19/2031 6.125% 200,000 204,340
1 1 1 1 204,340
Dominican Republic 0.7%
Dominican Republic International Bonds
(b)
07/19/2028 6.000% 350,000 353,260
02/22/2029 5.500% 150,000 149,226
01/30/2030 4.500% 575,000 550,669
02/03/2031 7.050% 300,000 312,265
Total 1,365,420
Hungary 1.1%
Hungary Government International Bonds
(b)
05/22/2028 6.125% 400,000 407,734
09/26/2030 5.375% 600,000 604,388
09/22/2031 2.125% 600,000 514,694
Magyar Export-Import Bank Zrt
(b)
12/04/2027 6.125% 400,000 404,665
MFB Magyar Fejlesztesi Bank Zrt
(b)
06/29/2028 6.500% 200,000 204,910
Total 2,136,391
India 0.3%
Export-Import Bank of India
(b)
02/01/2028 3.875% 400,000 393,793
01/13/2031 2.250% 200,000 176,685
Total 570,478
Indonesia 1.7%
Indonesia Government International Bonds
01/11/2028 3.500% 400,000 394,959
02/11/2029 4.750% 200,000 200,425
02/14/2030 2.850% 200,000 185,672
10/15/2030 3.850% 400,000 381,642
02/21/2031 4.350% 400,000 388,758
03/12/2031 1.850% 200,000 173,398
07/28/2031 2.150% 225,000 195,049
Perusahaan Penerbit SBSN Indonesia III
(b)
06/06/2027 4.400% 200,000 200,621
02/20/2029 4.450% 200,000 199,311
05/25/2030 5.000% 400,000 400,174

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(e)
(continued)
06/23/2030 2.800% 200,000 184,335
07/23/2030 4.550% 325,000 319,849
12/01/2030 4.500% 200,000 196,480
Total 3,420,673
Jordan 0.1%
Jordan Government International Bonds
(b)
01/13/2029 7.500% 200,000 206,622
1 1 1 1 206,622
Kazakhstan 0.1%
Kazakhstan Government International Bonds
(b)
10/28/2030 4.412% 275,000 268,885
1 1 1 1 268,885
Mexico 1.5%
Eagle Funding Luxco SARL
(b)
08/17/2030 5.500% 400,000 399,398
Mexico Government International Bonds
04/22/2029 4.500% 400,000 395,546
05/13/2030 6.000% 400,000 409,810
03/22/2031 4.750% 400,000 388,775
05/24/2031 2.659% 620,000 546,125
08/15/2031 8.300% 495,000 570,847
04/27/2032 4.750% 200,000 190,184
Total 2,900,685
Morocco 0.1%
Morocco Government International Bonds
(b)
03/08/2028 5.950% 250,000 252,610
1 1 1 1 252,610
Oman 1.1%
Oman Government International Bonds
(b)
10/28/2027 6.750% 600,000 611,805
01/17/2028 5.625% 400,000 402,255
08/01/2029 6.000% 400,000 408,437
01/25/2031 6.250% 200,000 207,547
Oman Sovereign Sukuk Co.
(b)
06/15/2030 4.875% 450,000 445,426
Total 2,075,470
Panama 0.2%
Panama Government International Bonds
03/17/2028 3.875% 400,000 392,079
1 1 1 1 392,079
Paraguay 0.1%
Paraguay Government International Bonds
(b)
04/28/2031 4.950% 104,000 102,870
1 1 1 1 102,870
Peru 0.3%
Peru Government International Bonds
01/23/2031 2.783% 600,000 549,154
1 1 1 1 549,154
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(e)
(continued)
Philippines 1.2%
Philippines Government International Bonds
02/01/2028 3.000% 200,000 195,493
02/02/2030 9.500% 550,000 629,505
05/05/2030 2.457% 400,000 365,763
01/14/2031 7.750% 400,000 444,060
06/10/2031 1.648% 200,000 171,447
01/15/2032 6.375% 400,000 423,699
ROP Sukuk Trust
(b)
06/06/2029 5.045% 200,000 200,592
Total 2,430,559
Romania 1.0%
Romania Government International Bonds
(b)
11/25/2027 5.250% 300,000 299,721
02/17/2028 6.625% 300,000 305,360
01/30/2029 5.875% 400,000 402,110
09/16/2030 5.750% 600,000 599,975
02/14/2031 3.000% 200,000 177,702
03/27/2032 3.625% 200,000 177,766
Total 1,962,634
Serbia 0.2%
Serbia International Bonds
(b)
12/01/2030 2.125% 400,000 346,890
1 1 1 1 346,890
South Africa 0.6%
Republic of South Africa Government
International Bonds
09/27/2027 4.850% 400,000 399,730
09/30/2029 4.850% 200,000 197,427
06/22/2030 5.875% 400,000 405,979
04/20/2032 5.875% 200,000 202,545
Total 1,205,681
Turkey 1.8%
Hazine Mustesarligi Varlik Kiralama AS
(b)
01/14/2029 8.509% 400,000 421,239
04/26/2030 6.500% 400,000 400,500
09/01/2030 6.750% 200,000 201,113
Turkiye Government International Bonds
01/15/2028 9.875% 200,000 211,067
02/17/2028 5.125% 200,000 197,271
10/24/2028 6.125% 200,000 200,358
03/14/2029 9.375% 200,000 215,114
04/26/2029 7.625% 200,000 206,869
01/15/2030 11.875% 200,000 234,254
03/13/2030 5.250% 200,000 191,887
07/13/2030 9.125% 400,000 433,460
01/15/2031 5.950% 300,000 291,295
05/22/2031 6.375% 400,000 392,457
06/26/2031 5.875% 200,000 192,509
Total 3,789,393

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(e)
(continued)
United Arab Emirates 0.3%
Sharjah Sukuk Program Ltd.
(b)
03/14/2028 4.226% 200,000 195,914
10/23/2029 3.234% 400,000 371,118
Total 567,032
Uruguay 0.3%
Uruguay Government International Bonds
10/27/2027 4.375% 133,333 133,285
01/23/2031 4.375% 400,000 398,862
Total 532,147
Total Foreign Government Obligations
(Cost $ 31,134,445 ) 30,793,291
Non-Agency Asset-Backed Securities 10 .0%
Ally Auto Receivables Trust
Series 2024-1  Class A4
10/15/2029
4.940% 300,000 301,744
BMW Vehicle Lease Trust
Series 2026-1  Class A4
11/26/2029
4.180% 500,000 495,317
BMW Vehicle Owner Trust
Series 2024-A  Class A4
04/25/2031
5.040% 360,000 362,440
Bridgecrest Lending Auto Securitization Trust
Series 2024-1  Class D
11/15/2029
6.030% 200,000 202,087
Capital One Prime Auto Receivables Trust
Series 2025-1  Class A3
07/15/2030
3.850% 200,000 198,166
CarMax Auto Owner Trust
Series 2024-1  Class C
08/15/2029 5.470% 200,000 201,841
Series 2025-2  Class A4
11/15/2030 4.650% 250,000 250,000
Series 2025-4  Class A4
06/16/2031 4.080% 350,000 345,614
Series 2026-2  Class A3
06/16/2031
4.220% 250,000 247,816
CarMax Select Receivables Trust
Series 2024-A  Class C
01/15/2030 5.620% 265,000 267,543
Series 2026-A  Class D
05/17/2032
4.900% 250,000 244,868
Carvana Auto Receivables Trust
Series 2022-P1  Class C
04/10/2028 3.300% 300,000 297,222
Series 2025-P3  Class A4
08/11/2031 4.240% 250,000 246,716
Series 2025-P4  Class A3
12/10/2030
4.140% 300,000 298,196
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Drive Auto Receivables Trust
Series 2024-2  Class D
05/17/2032 4.940% 175,000 175,340
Series 2025-2  Class C
09/15/2032
4.390% 150,000 148,568
Exeter Automobile Receivables Trust
Series 2024-4A  Class D
12/16/2030 5.810% 491,000 496,509
Series 2026-1A  Class D
05/17/2032
5.000% 500,000 491,534
Ford Credit Auto Lease Trust
Series 2025-A  Class A4
02/15/2029 4.780% 425,000 426,477
Series 2025-B  Class A3
12/15/2028
4.230% 250,000 249,360
Ford Credit Auto Owner Trust
Series 2023-C  Class A4
05/15/2029 5.490% 175,000 176,801
Series 2025-A  Class A3
10/15/2029 4.450% 200,000 200,257
Series 2025-A  Class B
02/15/2031 4.890% 275,000 275,799
Series 2025-B  Class A3
04/15/2030
3.910% 400,000 397,053
Ford Credit Floorplan Master Owner Trust A
Series 2018-4  Class A
11/15/2030 4.060% 175,000 172,851
Series 2025-1  Class A1
04/15/2030 4.630% 500,000 501,105
Series 2025-1  Class B
04/15/2030 4.840% 225,000 225,439
Series 2025-2  Class A1
09/15/2030
4.060% 439,000 434,446
GM Financial Automobile Leasing Trust
Series 2026-1  Class A3
01/22/2029 3.880% 150,000 148,844
Series 2026-1  Class A4
01/22/2030
3.980% 425,000 420,699
GM Financial Consumer Automobile Receivables Trust
Series 2024-3  Class A4
11/16/2029 5.090% 300,000 302,398
Series 2025-2  Class A4
05/16/2031
4.420% 200,000 199,466
Harley-Davidson Motorcycle Trust
Series 2025-A  Class A4
02/15/2033
4.790% 200,000 199,119
Honda Auto Receivables Owner Trust
Series 2023-4  Class A4
02/21/2030 5.660% 475,000 479,732
Series 2024-3  Class A4
11/21/2030 4.510% 100,000 99,900

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2024-4  Class A4
12/16/2030 4.350% 500,000 499,645
Series 2025-3  Class A4
11/21/2031
4.100% 350,000 345,745
Hyundai Auto Receivables Trust
Series 2024-A  Class B
01/15/2031 5.140% 590,000 594,989
Series 2024-B  Class A4
09/16/2030 4.740% 150,000 150,726
Series 2024-B  Class B
09/16/2030 5.040% 180,000 181,213
Series 2025-B  Class A3
12/17/2029 4.360% 500,000 499,939
Series 2025-D  Class A3
09/16/2030
3.990% 550,000 544,975
Mercedes-Benz Auto Lease Trust
Series 2025-B  Class A4
07/15/2031
3.930% 500,000 494,536
Mercedes-Benz Auto Receivables Trust
Series 2025-1  Class A4
04/15/2031
4.920% 150,000 150,793
Nissan Auto Lease Trust
Series 2025-A  Class C
06/15/2029
5.110% 280,000 281,104
Nissan Auto Receivables Owner Trust
Series 2024-A  Class A4
04/15/2031
5.180% 425,000 428,820
Santander Drive Auto Receivables Trust
Series 2023-4  Class C
12/15/2031 6.040% 500,000 507,987
Series 2023-5  Class C
02/18/2031 6.430% 225,000 229,555
Series 2023-6  Class C
03/17/2031 6.400% 125,000 127,776
Series 2024-5  Class D
02/17/2032 5.140% 300,000 300,255
Series 2025-2  Class C
05/15/2031 5.060% 367,000 368,963
Series 2025-4  Class B
01/15/2032
4.270% 400,000 397,294
Toyota Auto Receivables Owner Trust
Series 2023-C  Class A4
02/15/2029 5.010% 125,000 125,848
Series 2023-D  Class A4
03/15/2029 5.490% 500,000 505,609
Series 2024-D  Class A4
04/15/2030 4.430% 200,000 199,782
Series 2025-B  Class A3
11/15/2029 4.340% 550,000 549,813
Series 2025-D  Class A4
02/17/2031
3.940% 175,000 171,904
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust
Series 2025-A  Class A4
03/20/2030
4.560% 460,000 460,537
Volkswagen Auto Loan Enhanced Trust
Series 2023-2  Class A4
04/22/2030
5.570% 100,000 101,131
World Omni Auto Receivables Trust
Series 2024-B  Class A4
07/15/2030 5.230% 200,000 201,951
Series 2025-A  Class A4
11/15/2030 4.860% 600,000 601,983
Series 2026-B  Class A3
06/16/2031
4.370% 250,000 248,417
World Omni Select Auto Trust
Series 2025-A  Class A3
08/15/2031
4.080% 180,000 178,431
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 19,787,278 ) 19,630,988
Non-Agency Commercial Mortgage-Backed Securities 10 .0%
Bank
Series 2018-BN12  Class A3
05/15/2061 3.990% 100,000 98,710
Series 2018-BN15  Class A3
11/15/2061 4.138% 333,926 328,971
Series 2019-BN16  Class A2
02/15/2052 3.933% 3,352 3,322
Series 2019-BN18  Class A2
05/15/2062 3.474% 84,813 82,282
Series 2024-BNK47  Class A2
06/15/2057
6.457% 300,000 310,225
Bank
(f)
Series 2017-BNK9  Class AS
11/15/2054 3.829% 100,000 97,080
Series 2018-BN12  Class A4
05/15/2061
4.255% 550,000 543,561
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3  Class A3
02/15/2050
3.311% 76,926 76,596
Bank5
(f)
Series 2024-5YR12  Class A3
12/15/2057 5.902% 225,000 230,308
Series 2025-5YR19  Class B
12/15/2058
5.812% 250,000 251,540
Bank5
Series 2023-5YR4  Class A3
12/15/2056 6.500% 302,965 310,494
Series 2024-5YR10  Class A3
10/15/2057 5.302% 150,000 150,881
Series 2024-5YR12  Class A2
12/15/2057 5.422% 385,000 388,394

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2024-5YR8  Class A3
08/15/2057
5.884% 500,000 510,450
BBCMS Mortgage Trust
Series 2019-C5  Class A4
11/15/2052 3.063% 575,000 541,013
Series 2020-C6  Class A4
02/15/2053 2.639% 600,000 550,206
Series 2021-C11  Class A4
09/15/2054 2.043% 775,000 685,036
Series 2023-C19  Class A2B
04/15/2056 5.753% 500,000 502,564
Series 2024-5C29  Class A2
09/15/2057 4.738% 346,655 342,991
Series 2024-C30  Class A2
11/15/2057 6.128% 100,000 101,601
Series 2025-5C33  Class A4
03/15/2058 5.839% 500,000 512,013
Series 2025-5C34  Class A3
05/15/2058
5.659% 390,000 397,348
BBCMS Mortgage Trust
(f)
Series 2023-5C23  Class A3
12/15/2056 6.675% 350,000 360,804
Series 2025-5C37  Class B
09/15/2058 5.782% 500,000 500,688
Series 2026-5C40  Class AS
02/15/2059
5.529% 475,000 477,206
Benchmark Mortgage Trust
(f)
Series 2024-V7  Class A3
05/15/2056 6.228% 420,000 431,008
Series 2024-V8  Class A3
07/15/2057 6.189% 600,000 617,398
Series 2025-V16  Class A3
08/15/2058
5.439% 175,000 176,773
Benchmark Mortgage Trust
Series 2023-V2  Class A2
05/15/2055 5.358% 398,917 400,232
Series 2024-V6  Class A3
03/15/2057 5.926% 450,000 458,667
Series 2025-V14  Class A3
04/15/2057
5.176% 350,000 350,875
BMO Mortgage Trust
Series 2024-5C5  Class A3
02/15/2057
5.857% 450,000 458,750
BMO Mortgage Trust
(f)
Series 2024-5C5  Class C
02/15/2057 6.880% 300,000 301,569
Series 2025-5C10  Class B
05/15/2058
6.445% 500,000 511,617
Cantor Commercial Real Estate Lending
Series 2019-CF1  Class A5
05/15/2052 3.786% 100,000 96,737
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2019-CF2  Class A4
11/15/2052
2.624% 145,179 135,006
CD Mortgage Trust
Series 2017-CD4  Class A3
05/10/2050
3.248% 112,709 112,115
CFCRE Commercial Mortgage Trust
(f)
Series 2016-C6  Class AM
11/10/2049
3.502% 50,000 49,461
CGMS Commercial Mortgage Trust
Series 2017-B1  Class A3
08/15/2050 3.197% 89,522 88,327
Series 2017-B1  Class A4
08/15/2050
3.458% 300,000 295,812
Citigroup Commercial Mortgage Trust
Series 2018-C5  Class A3
06/10/2051 3.963% 233,865 230,340
Series 2019-C7  Class A3
12/15/2072 2.860% 193,371 181,492
Series 2020-GC46  Class A2
02/15/2053
2.708% 34,487 32,595
Citigroup Commercial Mortgage Trust
(f)
Series 2016-P6  Class AS
12/10/2049 4.032% 100,000 95,783
Series 2017-P7  Class B
04/14/2050 4.137% 150,000 143,153
Series 2018-C5  Class AS
06/10/2051
4.408% 150,000 147,306
COMM Mortgage Trust
(f)
Series 2015-CR26  Class D
10/10/2048
3.683% 56,000 45,466
GS Mortgage Securities Trust
(f)
Series 2016-GS3  Class C
10/10/2049
4.061% 75,000 73,089
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-COR4  Class A3
03/10/2052
3.763% 100,000 98,796
JPMDB Commercial Mortgage Securities Trust
(f)
Series 2017-C5  Class B
03/15/2050
4.009% 150,000 125,202
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2  Class AS
06/15/2049
3.484% 100,000 92,951
Morgan Stanley Bank of America Merrill Lynch Trust
(f)
Series 2016-C31  Class C
11/15/2049
4.210% 50,000 47,149
Morgan Stanley Capital I Trust
(f)
Series 2021-L6  Class A3
06/15/2054 2.196% 200,000 178,854
Series 2021-L6  Class ASB
06/15/2054
2.250% 299,141 278,617
Morgan Stanley Capital I Trust
Series 2016-UB12  Class A4
12/15/2049 3.596% 150,000 149,214

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
26,518,262
(6,073,838)
(1,793)
20,442,631
—
(433)
97,858
20,454,904
1
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2017-HR2  Class A3
12/15/2050 3.330% 544,378 534,407
Series 2018-L1  Class A3
10/15/2051 4.139% 299,246 295,789
Series 2019-H7  Class A4
07/15/2052
3.261% 200,000 189,999
UBS Commercial Mortgage Trust
Series 2017-C7  Class A3
12/15/2050 3.418% 234,326 231,113
Series 2018-C13  Class A4
10/15/2051 4.334% 400,000 392,586
Series 2019-C17  Class AS
10/15/2052
3.203% 200,000 185,895
Wells Fargo Commercial Mortgage Trust
Series 2017-C39  Class C
09/15/2050 4.118% 100,000 91,802
Series 2017-C41  Class A4
11/15/2050 3.472% 505,000 496,327
Series 2018-C48  Class A4
01/15/2052 4.037% 452,748 443,501
Series 2019-C50  Class ASB
05/15/2052 3.635% 158,977 156,569
Series 2019-C54  Class A4
12/15/2052 3.146% 600,000 564,724
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2021-C61  Class ASB
11/15/2054 2.525% 325,000 306,521
Series 2024-5C2  Class A2
11/15/2057 5.439% 325,000 326,850
Series 2025-5C5  Class A3
07/15/2058 5.590% 425,000 431,540
Series 2025-5C7  Class A3
12/15/2058
5.203% 175,000 175,272
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 19,863,387 ) 19,581,533
. Shares
.....
Value ($)
Money Market Funds 10 .4%
Columbia Short-Term Cash Fund, 3.813%
(g),(h)
20,454,904 20,442,631
1 1 1
Total Money Market Funds
(Cost $ 20,444,424 ) 20,442,631
Total Investments in Securities
(Cost $ 217,414,685 ) 215,281,712
Other Assets & Liabilities, Net (18,547,325)
Net Assets 196,734,387
(a) Represents a security purchased on a when-issued basis.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $49,431,673, which represents 25.13% of total net assets.
(c) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(d) Perpetual security with no specified maturity date.  The date shown reflects the next call date.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.
(g) The rate shown is the seven-day current annualized yield at July 31, 2026.
(h) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, July 31, 2026 (Unaudited)
Columbia Short Duration Bond ETF | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Abbreviation Legend
CMT Constant Maturity Treasury
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
TBA To Be Announced

3QT314_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.